Concentrations and Risks (Tables)	6 Months Ended
Jun. 30, 2024
Concentrations and Risks [Abstract]
Schedule of Concentration Accounts Payable	Details of the supplier which accounted for 10% or more of accounts payable are as follows:
	June 30, 2024	% accounts payable	December 31, 2023	% accounts payable
Company A	$2,077,160	17.7%	$2,170,312	19.6%
Company B	$1,578,482	13.5%	1,222,103	11.1%
	$3,655,642	31.2%	3,392,415	30.7%

Schedule of Concentration Accounts Receivable	Details of the customers which accounted for 10% or more of accounts receivable are as follows:
	June 30, 2024	% accounts receivable	December 31, 2023	% accounts receivable
Company A	$908,334	9.5%	$1,337,859	13.2%
	$908,334	9.5%	$1,337,859	13.2%